Investment Objectives and Goals - HILTON BDC CORPORATE BOND ETF	Jun. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	HILTON BDC CORPORATE BOND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hilton BDC Corporate Bond ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Hilton Capital BDC Corporate Bond TR Index (the “Index”).